Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of transactions with interested and related parties
	Year ended December 31,
	2022	2021
	U.S. dollars in thousands
Labor cost and related expenses (c1)	358	192
Directors’ fees	172	-
Consulting fees (c2)	218	-
Interest expenses on loans from related parties and shareholders	203	381
	951	573

Schedule of balances with interested and related parties
	Year ended December 31,
	2022	2021
	U.S. dollars in thousands
Assets:
Advances to suppliers (c2)	228	—
	228	—
Liabilities:
Related parties (c3)	32	265
Loans from shareholders (Note 10),(c3)	-	3,634
Loan from related parties (Note 9)	-	111
	32	4,010